Income taxes	6 Months Ended
Sep. 30, 2016
Income taxes
Income taxes

12. Income taxes:

Our effective statutory tax rates were 33% for the six and three months ended September 30, 2015 and 31% for the six and three months ended September 30, 2016, respectively. Due to the revisions of domestic tax laws during the fourth quarter ended March 31, 2015 and March 31, 2016, our effective statutory tax rates are 33% for the fiscal years beginning between April 1, 2015 and March 31, 2016, and 31% thereafter.

For the six months ended September 30, 2015, the difference between the effective statutory tax rate of 33% and the effective tax rate of 6.3% was mainly due to tax benefit recognized on the devaluation of investment in subsidiaries and affiliates, whereas an increase in valuation allowance of foreign subsidiaries.

For the three months ended September 30, 2015, the difference between the effective statutory tax rate of 33% and the effective tax rate of (142.8)% was mainly due to tax benefit recognized on the devaluation of investment in subsidiaries and affiliates, whereas an increase in valuation allowance of foreign subsidiaries.

For the six months ended September 30, 2016, the difference between the effective statutory tax rate of 31% and the effective tax rate of 24.6% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2016, the difference between the effective statutory tax rate of 31% and the effective tax rate of 24.1% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.